Significant Accounting Policies	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Significant Accounting Policies

Note 3 — Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Actual results could differ from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation limit of $250,000 and investments held in Trust Account. As of December 31, 2020, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts. The Company’s investments held in the Trust Account is comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in a money market funds that comprise only U.S. Treasury securities, or a combination thereof.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. As of December 31, 2020, there were no cash equivalents in the Company’s operating cash account.

Investments held in Trust Account

The Company’s portfolio of investments held in trust is comprised solely of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheet at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these investments are included in net gain from investments held in Trust Account in the accompanying statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Financial Instruments

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

As of December 31, 2020, the carrying values of cash, prepaid expenses, accounts payable, accrued expenses, and franchise taxes payable approximate their fair values primarily due to the short-term nature of the instruments.

The Company’s investments held in Trust Account are comprised of investments in U.S. Treasury securities with an original maturity of 185 days or less or investments in a money market funds that comprise only U.S. treasury securities and are recognized at fair value. The fair value of investments held in Trust Account is determined using quoted prices in active markets, other than for investments in open-ended money, in which case the Company uses NAV as a practical expedient to fair value.

Derivative warrant liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. In accordance with ASC 825-10 “Financial Instruments”, offering costs attributable to the issuance of the derivative warrant liabilities have been allocated based on their relative fair value of total proceeds and are recognized in the statement of operations as incurred.

The 8,625,000 issued in connection with the Initial Public Offering (the “Public Warrants”) and the 7,175,000 Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the Public Warrants issued in connection with the Initial Public Offering have been measured at fair value using a Monte Carlo simulation model. The fair value of the warrants issued in the Private Placement were estimated using Black-Scholes.

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, and underwriting fees and other costs incurred that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses in the statement of operations. Offering costs associated with the Class A common stock issued were charged against the carrying value of the shares of Class A common stock upon the completion of the Initial Public Offering. Of the total offering costs of the Initial Public Offering, approximately $0.4 million is included in financing cost - derivative warrant liabilities in the statement of operations. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) is classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events.

Accordingly, as of the IPO, 17,250,000 shares of Class A common stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Effective with the closing of the IPO, the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit.

Net Income (Loss) Per Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of shares. Net income (loss) per common share is calculated by dividing the net income (loss) by the weighted average shares of common stock outstanding for the respective period.

The calculation of diluted net income (loss) per common stock does not consider the effect of the warrants issued in connection with the IPO (including exercise of the over-allotment option) and the Private Placement to purchase an aggregate of 15,800,000 shares of Class A common stock in the calculation of diluted income (loss) per share, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net income (loss) per share is the same as basic net income (loss) per share for the period from July 31, 2020 (inception) through December 31, 2020. Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.

The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	The Period From July 31, 2020 (Inception) through December 31, 2020
	Class A	Class B
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$(1,043,325)	$(1,915,209)
Denominator:
Basic and diluted weighted average common stock outstanding	2,079,787	3,817,819
Basic and diluted net loss per common stock	$(0.50)	$(0.50)

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000 and investments held in Trust Account. As of December 31, 2021 and 2020, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Investments Held in Trust Account

The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income on investments held in the Trust Account in the accompanying consolidated statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents as of December 31, 2021 and 2020.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements,” equal or approximate the carrying amounts represented in the consolidated balance sheets.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
●	Level 2: Quoted prices in markets that are not active or financial instruments for which significant inputs to models are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit risk), either directly or indirectly;
●	Level 3: Prices or valuations that require significant unobservable inputs (including the Management’s assumptions in determining fair value measurement).

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Derivative Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. In accordance with ASC Topic 825-10 “Financial Instruments”, offering costs attributable to the issuance of the derivative warrant liabilities have been allocated based on their relative fair value of total proceeds and are recognized in the consolidated statement of operations as incurred.

The warrants to purchase Class A common stock issued in connection with the IPO (the “Public Warrants”) and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s consolidated statement of operations. The initial fair value of the Public Warrants have been measured at fair value using a Monte Carlo simulation model and the Private Placement Warrants were estimated using Black-Scholes. The fair value of the Public Warrants as of December 31, 2021 is based on observable listed prices for such warrants. As the transfer of Private Placement Warrants to anyone who is not a permitted transferee would result in the Private Placement Warrants having substantially the same terms as the Public Warrants, the Company determined that the fair value of each Private Placement Warrant is equivalent to that of each Public Warrant. The determination of the fair value of the warrant liability may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Derivative warrant liabilities are classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Deferred Underwriting Commissions

The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A common stock subject to mandatory redemption (if any) is classified as liability instruments and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of the IPO, 17,250,000 shares of Class A common stock subject to possible redemption are presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s consolidated balance sheets.

Effective with the closing of the IPO, the Company recognized the accretion from initial book value to redemption amount, which resulted in charges against additional paid-in capital (to the extent available) and accumulated deficit.

Net Loss Per Share of Common Stock

The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, “Earnings Per Share.” The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock. Income and losses are shared pro rata between the two classes of shares. Net loss per common share is calculated by dividing the net loss by the weighted average shares of common stock outstanding for the respective period.

The calculation of diluted net loss per common stock does not consider the effect of the warrants issued in connection with the IPO (including exercise of the over-allotment option) and the Private Placement to purchase an aggregate of 15,800,000 shares of Class A common stock in the calculation of diluted loss per share, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted net loss per share is the same as basic net loss per share for the year ended December 31, 2021 and for the period from July 31, 2020 (inception) through December 31, 2020. Accretion associated with the redeemable Class A common stock is excluded from earnings per share as the redemption value approximates fair value.

The following table reflects presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of common stock:

			For the Period from July 31,
	For the Year Ended		2020 (inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock:
Numerator:
Allocation of net loss	$(3,902,690)	$(975,673)	$(1,043,325)	$(1,915,209)
Denominator:
Basic and diluted weighted average common stock outstanding	17,250,000	4,312,500	2,079,787	3,817,819
Basic and diluted net loss per common stock	$(0.23)	$(0.23)	$(0.50)	$(0.50)

Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As of December 31, 2021 and 2020, the Company had deferred tax assets of approximately $1.1 million and $40,000, respectively, with a full valuation allowance against them.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2021 and 2020. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2021 and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to potential income tax examinations by major taxing authorities.

Recent Adopted Accounting Standards

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. The Company early adopted the ASU on January 1, 2021 using the modified retrospective method for transition. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

Management does not believe that any recently issued, but not yet effective, accounting standards updates, if currently adopted, would have a material effect on the accompanying consolidated financial statements.

Inspirato LLC
Significant Accounting Policies
(2)	Significant Accounting Policies
(a)	Basis of Presentation

The accompanying consolidated financial statements and related notes have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(b)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Inspirato LLC and its subsidiaries and have been prepared in accordance with GAAP. All intercompany accounts and transactions have been eliminated in consolidation.

(c)	Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in facts and circumstances or discovery of new information may result in revised estimates, and actual results could differ from those estimates.

The consolidated financial statements include amounts that are based on management’s best estimates and judgments. The most significant estimates relate to valuation and estimated economic lives of capitalized software and long-lived assets, contingencies, allowance accounts, expected length of certain subscription types, and the fair value of warrants and options.

(d)	Cash and Cash Equivalents

Cash and cash equivalents include cash and investments in highly liquid investments purchased with an original maturity of three months or less. Cash balances held in banks exceed the federal depository insurance limit. The Company’s cash is only insured up to the federal depository insurance limit. A significant portion of the Company’s cash balances are held at a single banking institution and the Company has not experienced any losses as a result of this concentration.

Amounts in transit from credit card processors are also considered cash equivalents because they are both short term and highly liquid in nature and are typically converted to cash within three days of the sales transaction.

(e)	Restricted Cash

The Company classifies deposits as required to be maintained by its credit card and ACH processors as restricted cash.

(f)	Accounts Receivable

Accounts receivables from customers are recorded at the original invoiced amounts, net of an allowance for doubtful accounts. The allowance for doubtful accounts is estimated based on historical experience, aging of receivables, economic trends and other factors that may affect the Company’s ability to collect from customers, and was not significant at December 31, 2020 and 2021.

(g)	Property and Equipment

Property and equipment are recorded at cost. The straight-line method is used for computing depreciation and amortization. Assets are depreciated over their estimated useful lives ranging from three to five years. Direct costs incurred in the development of internal-use software are capitalized once the preliminary project stage is completed, management has committed to funding the project, and completion and use of the software for its intended purpose is probable. The Company ceases capitalization of development costs once the software has been substantially completed and is ready for its intended use. Software development costs are amortized over their estimated useful lives of three years. The cost of leasehold improvements is depreciated over the lesser of the length of the related leases or the estimated useful lives of the assets. Costs of maintenance and repairs are charged to expense when incurred.

The carrying amounts of our long-lived assets, are periodically reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable or that the useful life is shorter than we had originally estimated. The recoverability of these assets is measured by comparing the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate over their remaining lives. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. If the useful life is shorter than originally estimated, the remaining carrying value is amortized over the new shorter useful life. There was no impairment of any long-lived assets in the three years ended December 31, 2021.

(h)	Equity-Based Compensation

The Company accounts for equity-based compensation in accordance with GAAP for all transactions in which an entity exchanges its equity instruments for goods or services, which generally require the Company to measure the cost of employee services received in exchange for an award of equity instruments in earnings based on the fair value and vesting provisions of the award on the date of grant. Historical data by participant groupings is used to estimate option forfeitures and record unit-based compensation expense only for those awards that are expected to vest. Compensation cost is recognized on a straight-line basis over the requisite service period.

(i)	Goodwill

Goodwill arose from the acquisition of certain assets of Portico Club, LLC (“Portico”) on December 16, 2013.

Goodwill was recorded based on management’s best estimates of the fair values of assets acquired and liabilities assumed at the date of acquisition. Goodwill is not amortized, but rather is assessed annually for impairment in the fourth quarter and when events and circumstances indicate that the fair value of a reporting unit with goodwill has been reduced below its carrying value. The Company has determined that the Company has one reporting unit. The test for impairment requires that the Company first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, the Company then performs a quantitative impairment test. Otherwise, the quantitative impairment test is not required. The Company performs our annual impairment review of goodwill at December 1 and when a triggering event occurs between annual impairment tests. Under the quantitative impairment test, the Company would compare the estimated fair value of each reporting unit to its carrying value. The Company determined based on the qualitative assessments that it is not more likely than not that the fair value of the Company’s reporting unit is less than its carrying value, therefore no quantitative impairment tests were performed at December 31, 2021 and 2020 and no goodwill impairment charges were recognized in the years ended December 31, 2021, 2020 and 2019.

(j)	Revenue

Effective January 1, 2019, the Company adopted Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers, using the modified retrospective method. The adoption had a material impact to the financial statements, and the Company’s revenue recognition practices were adjusted as a result of applying ASC 606. The Company recognized an adjustment of $4.6 million to deferred revenue and accumulated deficit as of January 1, 2019 due to the implementation. The adjustment is the result of accelerated revenue recognition for certain performance obligations associated with subscription sales, which is partially offset by promotions that result in deferred revenue until a subscriber utilizes the promotion (for example, travel included with the purchase of a subscription). Revenue from contracts with customers would have been approximately $4.0 million higher for the year ended December 31, 2019 if the Company had not been required to adopt ASC 606.

The Company’s revenue is reported net of discounts and incentives as a reduction of the transaction price. Some of the Company’s contracts with customers contain multiple performance obligations. For customer contracts that include multiple performance obligations, the Company accounts for individual performance obligations if they are distinct. The transaction price is then allocated to each performance obligation based on its standalone selling price. The Company generally determines the standalone selling price based on the prices charged to customers.

Subscription Revenue

The Company’s contracts with customers grants access to book the Company’s residences and other privileges that vary based on the type of subscription. The Company offers Inspirato Club and Inspirato Pass subscriptions. Inspirato Club subscriptions grant access to its portfolio. In addition to Inspirato Club subscription benefits, Inspirato Pass subscriptions include the ability to book certain stays without paying additional nightly rates, taxes or fees. Subscriptions generally include an enrollment fee and monthly or annual fees, for which customers can prepay up to several years at once. The Company has an unconditional right to these fees in its contracts with customers for a subscription as the Company provides the right to book to its customers. Thus, the Company recognizes revenue from monthly or annual fees over their related time period. Certain legacy Inspirato Club subscriptions included substantive upfront enrollment fees. These enrollment fees may have entitled the subscriber to reduced dues, travel or other perks. The value of those services, estimated based on their stand-alone selling price, were deferred and recognized when those services are provided. The remaining revenue is recognized on a straight-line basis over the expected average life of these subscription types. The average estimated life of these subscriptions is estimated to be five years. The option to renew is considered a material right of the customer and is treated herein as an additional performance obligation.

The calculation of the expected average life of legacy Inspirato Club subscriptions with substantive upfront enrollment fees is a critical estimate in the recognition of revenue associated with enrollment fees. The calculation includes certain management judgments and projections regarding the estimated period that customers are expected to remain subscribers and continue to benefit from these subscriptions along with annual renewal rates for these subscriptions. Management relies on multiple metrics to determine the average customer life. These include historical average renewal and attrition rates, expected future renewal rates, and other qualitative measures obtained through market research. The Company reviews its estimates and assumptions with regard to the average customer life based on the Company’s projections and historical experience on an annual basis. For the years ended December 31, 2019, 2020 and 2021, the expected average life of legacy Inspirato Club subscriptions with substantive upfront enrollment fees was five years.

Contracts are cancellable at the end of the monthly or annual contract term. The Company has determined that enrollment fees for subscriptions do not provide a material right to a customer and thus, these enrollment fees are recognized upon receipt.

In instances where the timing of revenue recognition differs from the timing of invoicing, we have determined our contracts generally do not include a significant financing component. The primary purpose of our invoicing terms is to provide customers with simplified and predictable ways of purchasing our products and services, such as invoicing at the beginning of a subscription term with revenue recognized ratably over the contract period, and not to receive financing from our customers. Any potential financing fees are considered insignificant in the context of our contracts.

Travel Revenue

Travel related fees for trips are recognized when performance obligations are met over the period of the stay.

The Company offers certain discounts for paying in advance or as promotions. These promotions are recognized when performance obligations are met or upon their expiration.

Deferred Revenue

The Company records any unrecognized portion of enrollment fees and travel to be delivered as deferred revenue until applicable performance obligations are met.

(k)	Operating Leases

The Company accounts for operating leases under ASC 840, Leases, and has entered into operating lease agreements for its vacation homes, hotels and corporate offices. Some of these operating leases contain provisions for future rent increases or periods in which rent payments are reduced. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent obligation, except as described below. Tenant improvement allowances are recorded as deferred rent and are amortized over the life of the lease. As a result of the COVID-19 pandemic, the Company invoked force majeure clauses during 2020 in the majority of their operating leases allowing the Company to forego rent payments during the pandemic. The Company has accounted for this relief as a rent concession and recognized a reduction in rent expense associated with these leases during the force majeure period specific to each lease. As of January 1, 2022 the Company will adopt Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842). See Recently Issued Accounting Pronouncements for additional detail.

(l)	Advertising Costs

The Company incurs advertising expense including television and radio advertising and online advertising expense to promote our brand. We expense the production costs associated with advertisements in the period in which the advertisement first takes place. We expense the costs of communicating the advertisement (e.g., television airtime) as incurred each time the advertisement is shown. Advertising expenses are included within sales and marketing expense in the accompanying consolidated statements of operations and comprehensive loss and totaled $2.6 million, $2.1 million, and $8.5 million for the years ended December 31, 2019, 2020, and 2021, respectively.

(m)	Earnings (Loss) Per Common Unit

Basic earnings (loss) per common unit (“EPS”) is computed by dividing net earnings or loss attributable to common unitholders, as applicable, by the weighted average number of common units outstanding during the period. Diluted EPS is computed after adjusting the basic EPS computation for the effect of potentially dilutive securities outstanding during the period. The effect of non-vested units, if dilutive, is computed using the treasury stock method.

(n)	Segment Information

The Company provides hospitality services in the U.S. and in foreign countries with customers in North America and assets around the world. The Company is managed by a U.S. based management team and measures and evaluates financial and operational performance as a single enterprise. Services are sold from the U.S. and not differentiated based upon purchase location. Information is reported to the chief operating decision maker and the executive team on an aggregated world-wide basis, and strategic and financial decisions are determined centrally. Management has concluded that the Company operates as single segment.

(o)	Fair Value Measures

ASC Topic 820, Fair Value Measurements and Disclosures, clarifies the definition of fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This guidance also relates to all nonfinancial assets and liabilities that are not recognized or disclosed on a recurring basis (e.g., impairments of long-lived assets). The fair value is the price that the Company estimates would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to prioritize inputs to valuation techniques used to estimate fair value. An asset or liability subject to the fair value requirements is categorized within the hierarchy based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. The highest priority (Level 1) is given to unadjusted quoted market prices in active markets for identical assets or liabilities, and the lowest priority (Level 3) is given to unobservable inputs. Level 2 inputs are data, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly.

The carrying values on the consolidated balance sheet of the Company’s cash and cash equivalents, restricted cash, accounts receivable, prepaids, other current assets, accounts payable, accrued liabilities, deferred rent, deferred revenue, other liabilities, and debt approximate fair values due to their short- term maturities. The Company uses certain fair valuation techniques in performing its annual goodwill impairment test described below and in determining the value of warrants. These techniques generally use Level 3 inputs.

(p)	Recently Issued Accounting Pronouncements

The FASB issued ASU No. 2016-02, Leases (Topic 842), which will supersede the current lease requirements in Accounting Standards Codification 840. ASU 842 requires lessees to recognize a right-to-use asset and related lease liability for all leases, with a limited exception for short-term leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the statement of operations. Currently, leases are classified as either capital or operating, with only capital leases recognized on the balance sheet. The reporting of lease-related expenses in the statements of operations and cash flows will be generally consistent with the current guidance. The new lease guidance will be effective January 1, 2022 and we will adopt the standard using the modified retrospective transition method as of January 1, 2022, and we will not apply the standard to the comparative periods presented in the year of adoption.

The new standard provides a number of optional practical expedients in transition. We expect to elect the ‘package of practical expedients’ which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification, and initial direct costs. We do not expect to elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter not being applicable to us. We also currently expect to elect the practical expedient to not separate lease and non-lease components for all of our leases.

The new lease standard will have a significant effect on the Company’s consolidated financial statements and disclosures as a result of the Company’s operating leases, as disclosed in Note 9, that will be reported on the consolidated balance sheet at adoption. Upon adoption, the Company will recognize a lease liability and corresponding right-of-use asset based on the present value of the minimum lease payments of approximately $203 million at January 1, 2022. Our estimate represents the net present value of lease payments from operating leases that commenced on or before December 31, 2021. We do not anticipate any change to our Income

Statement or Statement of Cash Flows. We do not expect a significant change in our leasing activities between now and adoption and we do not expect this standard to have an effect on our current set of debt covenants.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The ASU includes changes to the accounting and measurement of financial assets, including the Company’s accounts receivable and held- to-maturity debt securities, by requiring the Company to recognize an allowance for all expected losses over the life of the financial asset at origination. This is different from the current practice where an allowance is not recognized until the losses are considered probable. The ASU also changes the way credit losses are recognized for available-for-sale debt securities. Credit losses are recognized through the recording of an allowance rather than as a write-down of the carrying value. The guidance is effective for the Company beginning January 1, 2023. Upon adoption, the ASU will be applied using a modified retrospective transition method to the beginning of the earliest period presented. A prospective transition approach is required for debt securities for which another-than-temporary impairment had been recognized before the effective date. Early adoption for all institutions is permitted for fiscal years beginning after December 15, 2018. We do not anticipate this standard to have a material impact on the Company’s financial statements.

(q)	Distinguishment of Liabilities from Equity

The Company has applied ASC 480, Distinguishing Liabilities from Equity, to classify as liability or equity certain redeemable and/or convertible instruments, including the Company’s preferred units. The Company determines the liability classification if the financial instrument is mandatorily redeemable, or if the financial instrument, other than outstanding shares, embodies a conditional obligation that the Company must or may settle by issuing a variable number of its equity shares.

If the Company determines that a financial instrument should not be classified as a liability, it then determines whether the financial instrument should be presented between the liability section and the equity section of the balance sheet as temporary equity. The Company determines financial instruments as temporary equity if the redemption of the preferred units or other financial instrument is outside the control of the Company. Otherwise, the Company accounts for the financial instrument as permanent equity.

Initial Measurement

The Company records temporary equity or permanent equity upon issuance at the fair value, or cash received.

Temporary Equity

At each balance sheet date, the Company evaluates the classification of its redeemable instruments. If an instrument is: (i) redeemable, or (ii) redemption is probable, or (iii) will become redeemable, or (iv) its redemption is outside the control of the Company, the Company records the instruments at its redemption value. If the instrument is not redeemable and it is probable that it will become redeemable, it is recorded at its fair value. The resulting increases or decreases in the carrying value of redeemable instruments are recognized as adjustments to additional paid in capital.

(r)	Warrant Liabilities

The Company evaluates all of its financial instruments, including warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is assessed at the end of each reporting period. In accordance with ASC 825-10 “Financial Instruments”, offering costs attributable to the issuance of the derivative warrant liabilities have been allocated based on their relative fair value of total proceeds and are recognized in the statement of operations as incurred.

Warrants were issued in connection with the issuance of the Series B-1 and Series E preferred shares. These warrants are recognized as derivative liabilities in accordance with ASC 815-40. Accordingly, the Company recognizes the warrants as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations. The fair value of the initial measurement was estimated using a Black-Scholes options pricing model. These warrants were exercised in conjunction with the closing of the business combination. See Note 16 for additional information.